Equity - Summary of Reserves (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Reserves Within Equity [Line Items]
Reserves	$ 73,520	$ 70,651
Share-based payments reserve
Disclosure Of Reserves Within Equity [Line Items]
Reserves	101,367	97,924	$ 92,855
Investment revaluation reserve
Disclosure Of Reserves Within Equity [Line Items]
Reserves	(543)	(542)	(220)
Foreign Currency Translation Reserve
Disclosure Of Reserves Within Equity [Line Items]
Reserves	(40,273)	(39,700)	(39,791)
Warrants reserve
Disclosure Of Reserves Within Equity [Line Items]
Reserves	$ 12,969	$ 12,969	$ 12,969